24. LOANS, FINANCING AND DEBENTURES (Detaills 4) - United States of America, Dollars	Dec. 31, 2019	Dec. 31, 2018
IPCA [Member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	4.02%	17.13%
Accumulated change	4.31%	3.75%
CDI [Member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	5.97%	6.40%
TJLP [Member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	(20.20%)	(0.29%)